Annual Fund Operating Expenses	Jan. 22, 2026
Twin Oak Enhanced Equity ETF | Twin Oak Enhanced Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.00%
Twin Oak Enhanced Fixed Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Twin Oak Enhanced Fixed Income ETF | Twin Oak Enhanced Fixed Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[5]
Acquired Fund Fees and Expenses	0.04%	[6]
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.25%)	[7]
Net Expenses (as a percentage of Assets)	0.24%
Twin Oak Global Equity ETF | Twin Oak Global Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%	[8]
Other Expenses (as a percentage of Assets):	0.00%	[9]
Acquired Fund Fees and Expenses	0.01%	[10]
Expenses (as a percentage of Assets)	0.76%
Twin Oak Strategic Solutions ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Twin Oak Strategic Solutions ETF | Twin Oak Strategic Solutions ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%	[11]
Other Expenses (as a percentage of Assets):	0.00%	[12]
Acquired Fund Fees and Expenses	0.01%	[13]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.40%)	[14]
Net Expenses (as a percentage of Assets)	0.36%
Twin Oak Hedged Opportunities ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Twin Oak Hedged Opportunities ETF | Twin Oak Hedged Opportunities ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%	[15]
Other Expenses (as a percentage of Assets):	0.00%	[16]
Acquired Fund Fees and Expenses	0.01%	[17]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.50%)	[18]
Net Expenses (as a percentage of Assets)	0.50%

[1]	The Fund's Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.
[2]	“Other Expenses” are estimated for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.
[4]	The Fund's Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.
[5]	“Other Expenses” are estimated for the current fiscal year.
[6]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.
[7]	The RBB Fund Trust (the "Trust") and Twin Oak ETF Company ("Twin Oak" or the "Adviser"), have entered into an expense limitation agreement under which the Adviser has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund's total annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, brokerage fees, certain insurance costs, 12b-1 fees (if any), and extraordinary and other non-routine expenses) through the period ending December 31, 2026 do not exceed 0.20% of Shares. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the "Board" or "Trustees") at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Adviser.
[8]	The Fund's Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.
[9]	“Other Expenses” are estimated for the current fiscal year.
[10]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.
[11]	The Fund's Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.
[12]	“Other Expenses” are estimated for the current fiscal year.
[13]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.
[14]	The RBB Fund Trust (the "Trust") and Twin Oak ETF Company ("Twin Oak" or the "Adviser"), have entered into an expense limitation agreement under which the Adviser has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund's total annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, brokerage fees, certain insurance costs, 12b-1 fees (if any), and extraordinary and other non-routine expenses) through the period ending December 31, 2026 do not exceed 0.35% of Shares. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the "Board" or "Trustees") at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Adviser.
[15]	The Fund's Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.
[16]	“Other Expenses” are estimated for the current fiscal year.
[17]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.
[18]	The RBB Fund Trust (the "Trust") and Twin Oak ETF Company ("Twin Oak" or the "Adviser"), have entered into an expense limitation agreement under which the Adviser has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund's total annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, brokerage fees, certain insurance costs, 12b-1 fees (if any), and extraordinary and other non-routine expenses) through the period ending December 31, 2026 do not exceed 0.49% of Shares. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the "Board" or "Trustees") at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Adviser.